Commitments and contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014
Contract Revenue Cost	$ 0	$ 24,661,000
Indemnification Under the Omnibus Agreement			3,100,000
Contractual Obligation	500,000
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement			2,000,000
PGN [Member]
Contract Revenue Cost	7,100,000
Indemnification Under the Omnibus Agreement			$ 2,000,000	$ 6,700,000	$ 6,500,000